SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Operating Information by Segment

For the year ended December 31, 2016
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	199,816	—	199,816
Advertising services	103,295	—	103,295
Enterprise mobility	—	2,249	2,249
Other services	689	53	742
Product revenues
Enterprise mobility	—	36,948	36,948
Total Net Revenues	303,800	39,250	343,050
Cost of revenues	(221,813)	(39,256)	(261,069)
Gross profit (loss)	81,987	(6)	81,981
Operating expenses
Sales and marketing expenses	(17,535)	(2,445)	(19,980)
General and administrative expenses	(50,073)	(2,480)	(52,553)
Research and development expenses	(17,145)	(5,214)	(22,359)
Impairment loss of goodwill and intangible assets	(90,785)	(8,117)	(98,902)
Total operating expenses	(175,538)	(18,256)	(193,794)
Loss from operations	(93,551)	(18,262)	(111,813)
Interest expense	(10,905)	(112)	(11,017)
Realized loss on disposal of a subsidiary	(2,963)	—	(2,963)
Impairment loss on investments	(12,203)	—	(12,203)
Foreign currency exchange gain/(loss)	119	(131)	(12)
Realized gain on investments	1,241	—	1,241
Changes in fair value of derivative liability	(1,157)	—	(1,157)
Other income/(expense), net	3,894	(16)	3,878
Loss before income taxes	(115,525)	(18,521)	(134,046)
Income tax benefit/(expense)	701	(258)	443
Net loss	(114,824)	(18,779)	(133,603)

For the year ended December 31, 2015
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	139,588	—	139,588
Advertising services	71,721	—	71,721
Enterprise mobility	—	27,416	27,416
Other services	5,352	—	5,352
Product revenues
Enterprise mobility	—	162,614	162,614
Total Net Revenues	216,661	190,030	406,691
Cost of revenues	(147,544)	(171,808)	(319,352)
Gross profit	69,117	18,222	87,339
Operating expenses
Sales and marketing expenses	(19,698)	(7,054)	(26,752)
General and administrative expenses	(60,843)	(4,615)	(65,458)
Research and development expenses	(16,031)	(12,989)	(29,020)
Total operating expenses	(96,572)	(24,658)	(121,230)
Loss from operations	(27,455)	(6,436)	(33,891)
Interest expense	(4,001)	(661)	(4,662)
Realized gain on disposal of a subsidiary (Note A)	—	56,211	56,211
Realized gain on available-for-sale investments	1,435	—	1,435
Impairment loss on investments	(12,913)	(2,539)	(15,452)
Foreign currency exchange loss	(1,693)	—	(1,693)
Other income, net	3,776	3,002	6,778
Profit/(loss) before income taxes	(40,851)	49,577	8,726
Income tax expense	(9,072)	(171)	(9,243)
Net (loss)/income	(49,923)	49,406	(517)

Note A: The realized gain on disposal of a subsidiary that belonged to the enterprise segment but held by consumer segment was reclassified from consumer segment to enterprise segment.

For the year ended December 31, 2014
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	106,103	—	106,103
Advertising services	72,903	—	72,903
Enterprise mobility	—	16,035	16,035
Other services	4,641	—	4,641
Product revenues
Enterprise mobility	—	132,642	132,642
Total Net Revenues	183,647	148,677	332,324
Cost of revenues	(92,172)	(134,479)	(226,651)
Gross profit	91,475	14,198	105,673
Operating expenses
Sales and marketing expenses	(25,307)	(4,655)	(29,962)
General and administrative expenses	(126,491)	(4,510)	(131,001)
Research and development expenses	(17,905)	(7,760)	(25,665)
Total operating expenses	(169,703)	(16,925)	(186,628)
Loss from operations	(78,228)	(2,727)	(80,955)
Interest (expense)/income, net	(5,382)	22	(5,360)
Realized gain on available-for-sale investments	65	—	65
Impairment loss on investments	(5,967)	—	(5,967)
Foreign currency exchange loss	(391)	—	(391)
Other income, net	18,389	1,125	19,514
Loss before income taxes	(71,514)	(1,580)	(73,094)
Income tax (expense)/benefit	(5,766)	248	(5,518)
Net loss	(77,280)	(1,332)	(78,612)

Assets Information by Segment

As of December 31, 2016
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	89,165	2,232	91,397
Term deposit	226,755	—	226,755
Accounts and notes receivable, net	121,317	5,931	127,248
Fixed assets, net	3,403	326	3,729
Intangible assets, net	14,778	1,690	16,468
Goodwill	219,794	6,262	226,056
Total assets	838,782	14,846	853,628

As of December 31, 2015
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	115,296	3,276	118,572
Term deposit	134,055	—	134,055
Restricted cash	—	1,640	1,640
Accounts and notes receivable, net	79,282	8,235	87,517
Fixed assets, net	4,719	589	5,308
Intangible assets, net	26,196	3,322	29,518
Goodwill	304,081	15,199	319,280
Total assets	776,215	25,927	802,142

As of December 31, 2014
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	151,621	1,363	152,984
Term deposit	116,284	—	116,284
Restricted cash	—	3,767	3,767
Accounts receivable, net	62,340	26,351	88,691
Fixed assets, net	5,008	976	5,984
Intangible assets, net	28,416	5,474	33,890
Goodwill	300,669	19,755	320,424
Total assets	769,595	64,213	833,808

Revenues by Geographic Area

	For the years ended December 31,
	2014	2015	2016
	US$	US$	US$
Revenues:
PRC*	289,976	368,475	298,746
Overseas*	42,348	38,216	44,304

*	Revenue by region is based on whether the revenue is generated from the market.

Long-lived Assets by Geographic Area
	As of December 31,
	2014	2015	2016
	US$	US$	US$
Long-lived assets
PRC	396,595	405,533	353,658
Overseas	16,928	10,309	4,272